Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.27%
Belgium–3.05%
Anheuser-Busch InBev S.A./N.V., ADR(a)	349,117	$20,967,967
Canada–1.45%
Constellation Software, Inc.	5,809	9,929,875
China–2.33%
Alibaba Group Holding Ltd., ADR(b)	30,360	3,303,168
Kweichow Moutai Co. Ltd., A Shares	47,006	12,680,557
		15,983,725
Finland–2.04%
Kone OYJ, Class B	267,428	14,006,663
France–2.84%
LVMH Moet Hennessy Louis Vuitton SE	27,427	19,529,930
Germany–7.39%
KION Group AG	369,268	24,556,801
SAP SE	235,045	26,227,099
		50,783,900
Hong Kong–3.16%
AIA Group Ltd.	2,072,800	21,701,041
Japan–0.95%
FANUC Corp.	18,600	3,270,966
Nabtesco Corp.	122,300	3,239,659
		6,510,625
Netherlands–2.26%
Topicus.com, Inc.(b)	207,669	15,490,249
Switzerland–6.16%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	432,956	342,036
Roche Holding AG	54,432	21,526,512
Temenos AG	213,638	20,470,068
		42,338,616
United Kingdom–10.13%
British American Tobacco PLC	720,500	30,135,913
Dechra Pharmaceuticals PLC	26,571	1,406,878
Imperial Brands PLC	426,062	8,971,181
London Stock Exchange Group PLC	277,979	29,042,050
		69,556,022
Shares		Value
United States–52.51%
Accenture PLC, Class A	62,649	$21,127,122
Alphabet, Inc., Class A(b)	11,215	31,192,840
Analog Devices, Inc.	140,965	23,284,599
Aon PLC, Class A	72,623	23,648,228
Aptiv PLC(b)	138,488	16,578,398
AutoZone, Inc.(a)(b)	11,760	24,044,261
Becton, Dickinson and Co.	79,710	21,202,860
Charter Communications, Inc., Class A(a)(b)	43,692	23,834,860
Equinix, Inc.	32,332	23,978,058
Honeywell International, Inc.	108,764	21,163,299
Microsoft Corp.	106,943	32,971,596
Sabre Corp.(a)(b)	2,377,125	27,170,539
Visa, Inc., Class A(a)	162,230	35,977,747
Walt Disney Co. (The)(b)	121,999	16,733,383
Zoetis, Inc.	94,181	17,761,595
		360,669,385
Total Common Stocks & Other Equity Interests (Cost $565,183,685)		647,467,998
Money Market Funds–5.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)(d)	22,723,649	22,723,649
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)(d)	15,149,099	15,149,099
Total Money Market Funds (Cost $37,872,748)		37,872,748
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.79% (Cost $603,056,433)		685,340,746
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.99%
Invesco Private Government Fund, 0.31%(c)(d)(e)	28,822,812	28,822,812
Invesco Private Prime Fund, 0.34%(c)(d)(e)	67,259,953	67,253,226
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,076,198)		96,076,038
TOTAL INVESTMENTS IN SECURITIES—113.78% (Cost $699,132,631)		781,416,784
OTHER ASSETS LESS LIABILITIES–(13.78)%		(94,608,453)
NET ASSETS–100.00%		$686,808,331

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,912,333	$13,027,830	$(14,216,514)	$-	$-	$22,723,649	$3,751
Invesco Treasury Portfolio, Institutional Class	15,941,556	8,685,220	(9,477,677)	-	-	15,149,099	1,258
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,115,822	66,340,645	(57,633,655)	-	-	28,822,812	5,432*
Invesco Private Prime Fund	46,936,917	139,361,586	(119,029,272)	2,619	(18,624)	67,253,226	16,511*
Total	$106,906,628	$227,415,281	$(200,357,118)	$2,619	$(18,624)	$133,948,786	$26,952

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$20,967,967	$—	$—	$20,967,967
Canada	9,929,875	—	—	9,929,875
China	3,303,168	12,680,557	—	15,983,725
Finland	—	14,006,663	—	14,006,663
France	—	19,529,930	—	19,529,930
Germany	—	50,783,900	—	50,783,900
Hong Kong	—	21,701,041	—	21,701,041
Japan	—	6,510,625	—	6,510,625
Netherlands	15,490,249	—	—	15,490,249
Switzerland	342,036	41,996,580	—	42,338,616
United Kingdom	—	69,556,022	—	69,556,022
United States	360,669,385	—	—	360,669,385
Money Market Funds	37,872,748	96,076,038	—	133,948,786
Total Investments	$448,575,428	$332,841,356	$—	$781,416,784
Invesco Global Core Equity Fund